Income Taxes (Details) - Schedule of tax basis of assets and liabilities - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Schedule of Tax Basis of Assets and Liabilities [Abstract]
Net operating loss carryforward (expire through 2039)	$ (2,316,748)	$ (1,612,724)
Stock issued for services	(1,299,882)	(1,131,114)
Intangible impairment expense	(1,051,714)	(982,976)
Valuation allowance	4,668,344	3,726,814
Net deferred taxes